Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The Company’s consolidated financial statements include the financial statements of its 85.5% majority-owned subsidiary, Nanofilm, Ltd. All significant intercompany accounts and transactions have been eliminated in consolidation.

Management acknowledges its responsibility for the preparation of the accompanying consolidated financial statements which reflect all adjustments, consisting of normal recurring adjustments, considered necessary in its opinion for a fair statement of its consolidated financial position and the consolidated results of its operations for the periods presented. The accompanying unaudited consolidated financial statements for the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission for interim financial information. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. All necessary adjustments have been made to present the consolidated financial statements in accordance with U.S. GAAP. These consolidated financial statements should be read in conjunction with the summary of significant accounting policies and notes to financial statements included in the Company’s audited financial statements for the years ended December 31, 2013 and 2012.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates for the six months ended June 30, 2014 and 2013 include the allowance for doubtful accounts on accounts receivable, the allowance for obsolete inventory, the useful life of property and equipment, assumptions used in assessing impairment of long-term assets, and the fair value of any equity incentives.

Fair value of financial instruments

Fair value of financial instruments

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable, loans and lines of credit, accounts payable, accrued expenses, and other payables approximate their fair market value based on the short-term maturity of these instruments.

The Company analyzes all financial instruments with features of both liabilities and equity under the FASB’s accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Depending on the product and the terms of the transaction, the fair value of notes payable and derivative liabilities were modeled using a series of techniques, including closed-form analytic formula, such as the Black-Scholes option-pricing model.

The following table presents a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable input (Level 3) for the six months ended June 30, 2014:

	Stock Appreciation Rights Plan A	Equity Credits Issued
Balance at December 31, 2013	$58,999	$25,079
Equity credits forfeited	-	(13,706)
Balance at June 30, 2014	$58,999	$11,373

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Cash and cash equivalents

Cash and cash equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid instruments with a maturity of three months or less at the purchase date and money market accounts to be cash equivalents.

Accounts receivable

Accounts receivable

The Company recognizes an allowance for losses on accounts receivable in an amount equal to the estimated probable losses net of recoveries. The allowance is based on an analysis of historical bad debt experience, current receivables aging, and expected future write-offs, as well as an assessment of specific identifiable customer accounts considered at risk or uncollectible. The expense associated with the allowance for doubtful accounts is recognized as administrative expense. At June 30, 2014 and December 31, 2013, outstanding accounts receivable are shown net of allowance for doubtful accounts of $15,892 and $16,017, and sales discount reserve of $9,594 and $10,555, respectively.

Inventory	Inventory Inventory is stated at the lower of cost or market. Cost is determined using the first-in, first-out (FIFO) method.
Revenue recognition

Revenue recognition

Pursuant to the guidance of ASC Topic 605, the Company recognizes sales when persuasive evidence of an arrangement exists, delivery has occurred, the purchase price is fixed or determinable and collectability is reasonably assured. Net sales is recognized when the product is shipped to the customer and title is transferred.

Sales incentives and consideration paid to customers

Sales incentives and consideration paid to customers

The Company accounts for certain promotional costs such as sales incentives and cooperative advertising as a reduction of net sales. For the three and six months ended June 30, 2014 and 2013, the Company recorded approximately $35,010 and $37,368, and $65,508 and $70,023, respectively, as a reduction of sales related to these costs.

Cost of sales	Cost of sales Cost of sales includes inventory costs, labor and related benefits, depreciation, overhead and shipping and handling costs incurred.
Shipping and handling costs

Shipping and handling costs

Shipping and handling costs incurred relating to the purchase of inventory are included in inventory which is charged to cost of sales as product is sold. Shipping and handling costs charged to customers are included in sales. For the three months ended June 30, 2014 and 2013 and for the six months ended June 30, 2014 and 2013, shipping and handling costs incurred for product shipped to customers are included in cost of sales and amounted to $56,923 and $67,128, and $109,908 and $125,688, respectively.

Research and development

Research and development

Research and development costs are expensed as incurred. For the three months ended June 30, 2014 and 2013 and for the six months ended June 30, 2014 and 2013, research and development costs were $148,400 and $253,281, and $295,369 and $459,886, respectively, and are included in operating expenses on the accompanying consolidated statements of operations.

Advertising costs

Advertising costs

The Company participates in various advertising programs. All costs related to advertising of the Company’s products are expensed in the period incurred. For the three months ended June 30, 2014 and 2013 and for the six months ended June 30, 2014 and 2013, advertising costs charged to operations were $53,783 and $62,680, and $92,114 and $110,010, respectively and are included in sales and marketing on the consolidated accompanying statements of operations. These advertising expenses do not in include cooperative advertising sales incentives and which have been deducted from sales.

Federal and state income taxes

Federal and state income taxes

The Company accounts for income tax using the liability method prescribed by ASC 740, “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company’s subsidiary, Nanofilm, operates as a limited liability company and passes all income and loss to each member based on their proportionate interest in Nanofilm.

The Company follows the accounting guidance for uncertainty in income taxes using the provisions of Accounting Standards Codification (ASC) 740 Income Taxes. Using that guidance, tax positions initially need to be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. As of June 30, 2014 and December 31, 2013 and, the Company had no uncertain tax positions that qualify for either recognition or disclosure in the financial statements. Tax years that remain subject to examination are the years ending on and after December 31, 2010. The Company recognizes interest and penalties related to uncertain income tax positions in other expense. However, no such interest and penalties were recorded as of June 30, 2014.

Member distributions

Member distributions

At the election of the Company’s subsidiary’s Board of Managers’, the Company may make periodic distributions to members of the subsidiary based on a percentage of the Company’s estimated taxable income.

Income per share of common stock

Income per share of common stock

Basic net income per common share is computed by dividing net income available to common stockholders (Class A and B) by the weighted average number of shares of Class A and Class B common stock outstanding during the period. Diluted net income per common share is computed by dividing net income by the weighted average number of shares of Class A and Class B common stock, common stock equivalents and potentially dilutive securities outstanding during each period. As of June 30, 2014 and December 31, 2013, the Company did not have any potentially dilutive common shares.